Long-Term Incentive Plan and Other Compensatory Awards (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.30 – $1.50	6,153,453	5.9	$0.99	5,022,290	$0.97
$1.51 – $3.00	1,643,500	3.5	$2.20	1,570,000	$2.20
$3.01 – $4.50	0	—	—	0	—
$4.51 – $6.00	70,000	3.0	$5.20	70,000	$5.20

Schedule Of ShareBased Compensation Stock Warrants Activity [Table Text Block]
Additionally, the Company has issued certain compensatory warrants outside of the LTIP, in exchange for the performance of services. A summary of service provider warrant activity as of December 31, 2012, and changes during the year then ended is presented below:

Warrants to Service Providers	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,335,149	$1.52
Granted	0	—
Exercised	0	—
Forfeited or expired	(160,149)	$1.65
Outstanding at December 31, 2012	1,175,000	$1.50	1.9	$0
Exercisable at December 31, 2012	1,175,000	$1.50	1.9	$0

Schedule Of Warrants Outstanding [Table Text Block]
The following table summarizes information about compensatory warrants outstanding as of December 31, 2012:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.25 – $1.50	850,000	1.9	$1.40	850,000	$1.40
$1.75	325,000	2.1	$1.75	325,000	$1.75

Schedule Of ShareBased Compensation Expense [Table Text Block]
The Company has recorded stock-based compensation expense as follows:

	Year Ended December 31
Stock-Based Expense	2012	2011
Awards under the LTIP	$2,027,031	$305,180
Awards outside the LTIP	20,700	—
	$2,047,731	$305,180
Included in Statements of Operations caption as follows:
Salaries and wages	$1,389,001	$155,097
Consulting expense	275,924	64,006
General and administrative	382,806	86,077
	$2,047,731	$305,180

Long Term Incentive Plan [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of option activity under the LTIP as of December 31, 2012, and changes during the year then ended is presented below:

LTIP Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	6,275,555	$1.23
Granted	2,271,500	$1.41
Exercised	(35,602)	$0.43
Forfeited or expired	(644,500)	$1.24
Outstanding at December 31, 2012	7,866,953	$1.28	5.4	$463,577
Exercisable at December 31, 2012	6,662,290	$1.30	4.8	$463,577